Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

5. Related Party Transactions

The Company’s Chairman and major stockholder, Dr. John Kovach, was paid a salary of $15,000 for the three months ended June 30, 2020 and 2019, and $30,000 for the six months ended June 30, 2020 and 2019, respectively, which amounts are included in general and administrative costs in the Company’s consolidated statements of operations.

In September 2007, the Company entered into a consulting agreement with Gil Schwartzberg for Mr. Schwartzberg to provide financial advisory and consulting services to the Company with respect to financing matters, capital structure and strategic development, and to assist management in communications with investors and stockholders. In January 2014 and August 2018, the Company entered into respective amendments to this consulting agreement, which have extended the consulting agreement through January 28, 2024. Consideration under this consulting agreement, including amendments, has been paid exclusively in the form of stock options. Mr. Schwartzberg is currently a significant stockholder of the Company and continues to be a consultant to the Company.

Legal and consulting fees charged to operations for services rendered by the Eric Forman Law Office were $12,000 and $12,000 for the three months ended June 30, 2020 and 2019, respectively, and $24,000 and $24,000 for the six months ended June 30, 2020 and 2019, respectively. Eric Forman is the son-in-law of Gil Schwartzberg, a significant stockholder of and consultant to the Company, and is the son of Dr. Stephen Forman, who was elected to the Company’s Board of Directors on May 13, 2016. Julie Forman, the wife of Eric Forman and the daughter of Gil Schwartzberg, is Vice President of Morgan Stanley Wealth Management, where the Company maintains a continuing banking relationship.

A summary of related party costs for the three months and six months ended June 30, 2020 and 2019 is as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2020	2019	2020	2019

Related party costs:
Cash-based	$27,000	$27,000	$54,000	$54,000
Stock-based	—	296,665	—	309,601
Total	$27,000	$323,665	$54,000	$363,601

Stock-based compensation arrangements involving members of the Company’s Board of Directors and affiliates are described at Note 6.

Additional information with respect to cash-based compensation arrangements are described at Note 6.

4. Related Party Transactions

The Company’s Chairman and major stockholder, Dr. John Kovach, was paid a salary of $60,000 for the years ended December 31, 2019 and 2018, respectively, which amounts are included in general and administrative costs in the Company’s consolidated statements of operations.

On September 12, 2007, the Company entered into a consulting agreement with Gil Schwartzberg for Mr. Schwartzberg to provide financial advisory and consulting services to the Company with respect to financing matters, capital structure and strategic development, and to assist management in communications with investors and shareholders. Mr. Schwartzberg is currently a significant stockholder of the Company and continues to be a consultant to the Company. Consideration under this consulting agreement, including subsequent extensions, has been paid exclusively in the form of stock options.

On January 28, 2014, the Company entered into a second amendment to its consulting agreement with Mr. Schwartzberg to extend such agreement to January 28, 2019. In conjunction with such amendment, the Company granted Mr. Schwartzberg stock options to purchase an additional 4,000,000 shares of common stock, exercisable at $0.50 per share for a period of the earlier of five years from the grant date or the termination of the consulting agreement, with one-half of the stock options (2,000,000 shares) vesting immediately and one-half of the stock options (2,000,000 shares) vesting on January 28, 2015. Stock-based compensation expense with respect to the grant of the stock options to purchase the 4,000,000 shares of common stock was previously charged to general and administrative costs in the consolidated statement of operations over the vesting period.

On August 2, 2018, the Company entered into a third amendment to its consulting agreement with Mr. Schwartzberg to extend it to January 28, 2024, which was approved by the Company’s Board of Directors. In conjunction with such amendment, the Company extended the expiration date of the fully vested stock options for 4,000,000 shares of common stock previously granted to Mr. Schwartzberg, from January 28, 2019 to January 28, 2024. The fair value of the extension of these vested stock options, as calculated pursuant to the Black-Scholes option-pricing model, was measured for accounting purposes as the difference in the fair value of the stock options immediately before and immediately after the extension date, and was determined to be $711,738 ($0.1779 per share), which was reflected as a charge to general and administrative costs in the consolidated statement of operations for the year ended December 31, 2018.

Legal and consulting fees charged to operations for services rendered by the Eric Forman Law Office were $48,000 for the years ended December 31, 2019 and 2018, respectively. Eric Forman is the son-in-law of Gil Schwartzberg, a significant stockholder of and consultant to the Company, and is the son of Dr. Stephen Forman, who was elected to the Company’s Board of Directors on May 13, 2016. Julie Forman, the wife of Eric Forman and the daughter of Gil Schwartzberg, is Vice President of Morgan Stanley Wealth Management, where the Company maintains a continuing banking relationship.

A summary of related party costs for the years ended December 31, 2019 and 2018 is as follows:

	Years Ended December 31,
	2019	2018

Related party costs:
Cash-based	$48,000	$48,000
Stock-based	314,631	785,612
Total	$362,631	$833,612

Stock-based compensation arrangements involving members of the Company’s Board of Directors and affiliates are described at Note 5.